DWS Government Money Market VIP Performance Management - Class A [Member] - DWS Government Money Market VIP	Apr. 24, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	How a fund's returns vary from year to year can give an idea of its risk.Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the “current yield,” is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.Prior to May 2, 2016, the fund operated as a prime money market fund that had the ability to invest in certain types of securities that the fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information below may have been different if the fund’s current investment limitations had been in effect during the period prior to the fund’s conversion to a government money market fund.
Performance Past Does Not Indicate Future [Text]	Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	How a fund's returns vary from year to year can give an idea of its risk.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS (%) (CLASS A)
Bar Chart Closing [Text Block]	ReturnsPeriod endingBest Quarter1.27%December 31, 2023Worst Quarter0.00%March 31, 2021Year-to-Date0.82%March 31, 2026
Performance Table Heading	Average Annual Total Returns <br/>(For periods ended 12/31/2025 expressed as a %)
Performance Table Closing [Text Block]	Total returns would have been lower if operating expenses had not been reduced.7-day yield as of December 31, 2025: 3.46%
Money Market Seven Day Yield, Caption [Optional Text]	7-day yield as of December 31, 2025: 3.46%
Money Market Seven Day Yield	3.46%
Performance Availability Website Address [Text]	dws.com
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	0.82%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021